Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-3

Collection Period	08/01/18-08/31/18
Determination Date	9/10/2018
Distribution Date	9/17/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-11.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,400,140,559.81
2.	Collections allocable to Principal		$39,626,505.12
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$232,588.05
5.	Pool Balance on the close of the last day of the related Collection Period		$1,360,281,466.64
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		84,396
7.	Initial Pool Balance		$1,440,087,231.83
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$243,059,949.19	$203,200,856.02
	b. Class A-2a Note Balance	$354,000,000.00	$354,000,000.00
	c. Class A-2b Floating Rate Note Balance	$120,000,000.00	$120,000,000.00
	d. Class A-3 Note Balance	$460,000,000.00	$460,000,000.00
	e. Class A-4 Note Balance	$107,900,000.00	$107,900,000.00
	f. Class B Note Balance	$41,700,000.00	$41,700,000.00
	g. Class C Note Balance	$33,900,000.00	$33,900,000.00
	h. Class D Note Balance	$29,500,000.00	$29,500,000.00
	i. Note Balance (sum a - h)	$1,390,059,949.19	$1,350,200,856.02
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.8588691	0.7180242
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9720699	0.9441964
10.	Overcollateralization Target Amount		$10,080,610.62
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$10,080,610.62
12.	Weighted Average Coupon		8.03%
13.	Weighted Average Original Term	months	66.17
14.	Weighted Average Remaining Term	months	60.22
15.	1-Month LIBOR for the interest period ending 2/14/2018		2.06269%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 2/14/2018		2.26269%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$9,649,633.75
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$9,649,633.75
18.	Principal:
	a. Collections allocable to Principal		$39,626,505.12
	b. Liquidation Proceeds allocable to Principal		$140,242.84
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$39,766,747.96
19.	Total Finance Charge and Principal Collections (17d + 18d)		$49,416,381.71
20.	Interest Income from Collection Account		$62,075.04
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$49,478,456.75

Available Funds

23.	Available Collections	$49,478,456.75
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$49,478,456.75
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$1,166,783.80
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,166,783.80
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$542,151.29
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$542,151.29
	e. Class A-2a Monthly Interest	$849,600.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$849,600.00
	i. Class A-2b Monthly Interest	$248,895.90
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$248,895.90
	m. Class A-3 Monthly Interest	$1,199,833.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	1,199,833.33
	q. Class A-4 Monthly Interest	$294,027.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$294,027.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$119,540.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$119,540.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$101,417.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$101,417.50
34.	Tertiary Principal Distributable Amount	$278,482.55
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$96,120.83
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$96,120.83

36.	Quaternary Principal Distributable Amount	$29,500,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$34,396,852.70
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$10,080,610.62
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$9,649,633.75
	b. Total Daily Deposits of Principal Collections	$39,766,747.96
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$62,075.04
	e. Total Deposits to Collection Account (sum a - d)	$49,478,456.75
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,166,783.80
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$43,310,679.52
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,000,993.43
	f. Total Withdrawals from Collection Account (sum a - e)	$49,478,456.75
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$542,151.29
	b. Class A-2a Interest Distribution	$849,600.00
	c. Class A-2b Interest Distribution	$248,895.90
	d. Class A-3 Interest Distribution	$1,199,833.33
	e. Class A-4 Interest Distribution	$294,027.50
	f. Class B Interest Distribution	$119,540.00
	g. Class C Interest Distribution	$101,417.50
	h. Class D Interest Distribution	$96,120.83
	i. Class A-1 Principal Distribution	$39,859,093.17
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$43,310,679.52
46.	Withdrawals
	a. Class A-1 Distribution	$40,401,244.46
	b. Class A-2a Distribution	$849,600.00
	c. Class A-2b Distribution	$248,895.90
	d. Class A-3 Distribution	$1,199,833.33
	e. Class A-4 Distribution	$294,027.50
	f. Class B Distribution	$119,540.00
	g. Class C Distribution	$101,417.50
	h. Class D Distribution	$96,120.83
	i. Total Withdrawals from Note Payment Account (sum a - h)	$43,310,679.52

Certificate Payment Account Activity

47.	Deposits to Certificate Payment Account from Excess Collections		$5,000,993.43
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution		$5,000,993.43
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)		$3,600,218.08
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)		$3,600,218.08
51.	Investment Earnings		$5,318.32
52.	Reserve Account Draw Amount		$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)		$3,605,536.40
54.	Deposit from Available Funds (Ln 44d)		$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist		$5,318.32
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$3,600,218.08
58.	Reserve Account Deficiency (Ln50 - Ln57)		$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
60.	Amount to be paid to Servicer from the Collection Account		$1,166,783.80
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$43,310,679.52
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$5,000,993.43
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists		$5,318.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$40,401,244.46
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account		$849,600.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account		$248,895.90
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$1,199,833.33
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$294,027.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account		$119,540.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account		$101,417.50
72.	Amount to be paid to Class D Noteholders from the Note Payment Account		$96,120.83
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections		$5,000,993.43

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	734	$11,843,208.98
	b. 61 to 90 days past due	195	$3,382,991.76
	c. 91 to 120 days past due	5	$79,675.73
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	934	$15,305,876.47
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.1252%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	13	$232,588.05
77.	Recoveries	12	$140,242.84
78.	Net Losses (Ln 76 - Ln 77)		$92,345.21
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0066%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	13	$232,588.05
81.	Recoveries	12	$140,242.84
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$92,345.21
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.0064%
84.	Average Net Loss on Defaulted Receivables		$7,103.48

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,375,084,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 10, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer